SCHEDULE OF RECEIVABLES FROM CUSTOMERS (Details) $ in Thousands, $ in Thousands	Dec. 31, 2024 USD ($)	Dec. 31, 2024 HKD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 HKD ($)	Dec. 31, 2022 HKD ($)
Receivables From Customers Broker-dealers And Clearing Organization
Amounts due on brokerage transaction				$ 7,317
Asset management and advisory fee receivables	67	525		1,400
Receivables from broker-dealers	35	276		1,020
Receivables from clearing organization	90	696		2,285
Receivables from customers, broker-dealers and clearing organization	192	1,497		12,022
Less: allowance for expected credit losses	(3)	(24)
Total	$ 189	$ 1,473		$ 12,022